SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non current portion of restricted cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents	$ 65,247	$ 19,630
Restricted cash	9,284	14,457
Less: Provision of restricted cash	(9,284)
Total cash, cash equivalents and restricted cash shown in the statements of cash flow	0	14,457
Valuation allowance recognized for the inventories	$ 250	$ 0	$ 0